Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	CALAMOS ADVISORS TRUST/IL
Entity Central Index Key	0001079575
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000017621
Shareholder Report [Line Items]
Fund Name	Calamos Growth and Income Portfolio
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Growth and Income Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959 .
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Calamos Growth and Income Portfolio	$74	1.40%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.40%
AssetsNet	$ 30,924,981
Holdings Count | Holding	152
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

KEY PORTFOLIO STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$30,924,981	152	11%

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	29.7
Financials	11.9
Consumer Discretionary	10.7
Communication Services	10.5
Health Care	10.2
Industrials	6.9
Consumer Staples	5.5
Utilities	3.8
Energy	3.3
Materials	2.3
Other	1.7
Real Estate	1.6

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Microsoft Corp.	7.4
NVIDIA Corp.	5.8
Apple, Inc.	5.6
Alphabet, Inc., Class A	5.1
Amazon.com, Inc.	4.2
Meta Platforms, Inc., Class A	2.2
Broadcom, Inc.	1.6
Visa, Inc., Class A	1.6
Eli Lilly & Co.	1.4
JPMorgan Chase & Co.	1.3

Material Fund Change [Text Block]